Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Short-term benefits	$ 5,477,372	$ 4,900,660
Post-employment benefits	257,692	200,712
Share-based payments
Equity-settled	1,212,832	1,336,637
Cash-settled	244,360	(380,964)
Total employee benefits expense	7,192,256	6,057,045
Employee benefits expense by function
General and administrative expenses	3,897,264	2,997,087
Research and development expenses	3,294,992	3,059,958
Total employee benefits expense	$ 7,192,256	$ 6,057,045